Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2015
Distribution Date:	8/14/2015

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.85%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$12,147,275,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$8,973,825,000

Total Outstanding			$21,121,100,000

OSFI Covered Bond Limit			$33,629,121,868

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2015
Distribution Date:	8/14/2015

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC (2) provisions	A2	A+	AA (low)	A-
Subordinated Debt that contains NVCC (2) provisions	A3	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2015
Distribution Date:	8/14/2015
Asset Coverage Test (C$) (1)
Outstanding Covered Bonds			$12,147,275,000

A = Lesser of (i) LTV Adjusted Loan Balance and			13,877,561,271		A (i)	14,842,311,520
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	13,877,561,271
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			256,377,056
Total: A + B + C + D + E - F			13,621,184,215

Asset Coverage Test			PASS

Valuation Calculation (1)
Trading Value of Covered Bond(3)			12,544,976,195

A = lesser of (i) Present Value of outstanding loan balance of			14,992,349,385		A (i)	14,992,349,385
Performing Eligible Loans(4) and (ii) 80% of Market Value of properties securing Performing Eligible Loans					A (ii)	27,439,021,934
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			14,992,349,385

Intercompany Loan Balance
Guarantee Loan			12,994,396,984
Demand Loan			2,315,841,902
Total			15,310,238,886

Portfolio Losses(5)
Period End	Write off Amounts		Loss Percentage (annualized)
July 30, 2015	N/A		N/A

Portfolio Flow of Funds
	30-Jul-15		29-Jun-15
Cash Inflows
Principal Receipts	319,258,494.78		331,906,014.63
Sale of Loans	24,627,383.98		18,086,276.55
Revenue Receipts	40,929,633.82		43,478,075.18
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(36,236,469.74)	(6)	(38,847,742.55)	(7)
Purchase of Loans	(34,853,748.29)		(31,844,899.29)
Intercompany Loan Repayment	(309,032,130.47)	(6)	(318,157,022.37)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(61,351.05)		(1,908.85)
Net Inflows/(Outflows)	4,631,813.03		4,618,793.30

1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon originiation or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction. Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of June, being 2.4875%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 14 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2014 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on August 17th, 2015.

(7) This amount was paid out on July 17th, 2015.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2015
Distribution Date:	8/14/2015

Portfolio Summary Statistics

Previous Month Ending Balance	$ 15,136,409,225
Current Month Ending Balance	$ 14,827,470,168
Number of Mortgage Loans in Pool	88,780
Average Loan Size	$ 167,014
Number of Primary Borrowers	77,037
Number of Properties	78,447

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	51.97%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	65.48%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	80.74%
Weighted Average Seasoning of Loans in the Portfolio	31.22	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.01%
Weighted Average Original Term of Loans in the Portfolio	54.73	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	23.51	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	41.97	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	88,694	99.90%	14,809,229,608	99.88%
30 to 59 Days Past Due	69	0.08%	14,446,778	0.10%
60 to 89 Days Past Due	17	0.02%	3,793,782	0.03%
90 or More Days Past Due	-	0.00%	-	0.00%
Total	88,780	100.00%	14,827,470,168	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	9,571	10.78%	1,844,695,858	12.44%
British Columbia	11,428	12.87%	2,578,935,970	17.39%
Manitoba	2,228	2.51%	282,724,376	1.91%
New Brunswick	2,200	2.48%	198,918,756	1.34%
Newfoundland	2,077	2.34%	243,982,849	1.65%
Northwest Territories	18	0.02%	2,645,800	0.02%
Nova Scotia	3,344	3.77%	356,199,032	2.40%
Nunavut	-	0.00%	-	0.00%
Ontario	44,695	50.34%	7,580,889,289	51.13%
Prince Edward Island	556	0.63%	53,261,968	0.36%
Quebec	10,007	11.27%	1,250,131,130	8.43%
Saskatchewan	2,427	2.73%	390,598,422	2.63%
Yukon	229	0.26%	44,486,717	0.30%
Total	88,780	100.00%	14,827,470,168	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,478	1.66%	252,660,311	1.70%
599 or less	1,629	1.83%	255,436,448	1.72%
600 - 650	2,763	3.11%	484,399,002	3.27%
651 - 700	6,245	7.03%	1,135,397,766	7.66%
701 - 750	10,830	12.20%	1,904,320,003	12.84%
751 - 800	14,748	16.61%	2,614,910,416	17.64%
801 and Above	51,087	57.54%	8,180,346,221	55.17%
Total	88,780	100.00%	14,827,470,168	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recenly determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) Refer to footnote (5) on page 3 of this Investor Report.
(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2015
Distribution Date:	8/14/2015

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	71,093	80.08%	11,764,153,653	79.34%
Variable	17,687	19.92%	3,063,316,515	20.66%
Total	88,780	100.00%	14,827,470,168	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	76,646	86.33%	12,065,600,924	81.37%
Non-STEP	12,134	13.67%	2,761,869,244	18.63%
Total	88,780	100.00%	14,827,470,168	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,921	3.29%	529,228,025	3.57%
Owner Occupied	85,859	96.71%	14,298,242,143	96.43%
Total	88,780	100.00%	14,827,470,168	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	70,840	79.79%	12,228,392,912	82.47%
3.5000 - 3.9999	13,287	14.97%	1,985,760,733	13.39%
4.0000 - 4.4999	3,411	3.84%	460,015,011	3.10%
4.5000 - 4.9999	757	0.85%	97,982,934	0.66%
5.0000 - 5.4999	327	0.37%	35,471,230	0.24%
5.5000 - 5.9999	83	0.09%	8,081,902	0.05%
6.0000 - 6.4999	69	0.08%	11,288,433	0.08%
6.5000 - 6.9999	5	0.01%	372,260	0.00%
7.0000 - 7.4999	1	0.00%	104,753	0.00%
7.5000 - 7.9999	-	0.00%	-	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	88,780	100.00%	14,827,470,168	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	11,265	12.69%	640,034,062	4.32%
20.01-25.00	4,500	5.07%	453,838,722	3.06%
25.01-30.00	4,893	5.51%	588,468,840	3.97%
30.01-35.00	5,388	6.07%	743,937,124	5.02%
35.01-40.00	5,697	6.42%	869,210,054	5.86%
40.01-45.00	6,146	6.92%	1,042,546,262	7.03%
45.01-50.00	6,974	7.86%	1,315,682,268	8.87%
50.01-55.00	8,208	9.25%	1,663,942,985	11.22%
55.01-60.00	9,786	11.02%	2,070,725,219	13.97%
60.01-65.00	10,721	12.08%	2,303,057,541	15.53%
65.01-70.00	8,364	9.42%	1,760,021,140	11.87%
70.01-75.00	4,543	5.12%	951,942,666	6.42%
75.01-80.00	2,194	2.47%	408,905,197	2.76%
80.01 and Above	101	0.11%	15,158,088	0.10%
Total	88,780	100.00%	14,827,470,168	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2015
Distribution Date:	8/14/2015

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	13,035	14.68%	1,883,002,670	12.70%
12.00 - 23.99	40,976	46.15%	6,638,142,168	44.77%
24.00 - 35.99	24,417	27.50%	4,644,754,338	31.33%
36.00 - 41.99	1,607	1.81%	222,608,402	1.50%
42.00 - 47.99	1,125	1.27%	192,199,593	1.30%
48.00 - 53.99	2,413	2.72%	397,068,497	2.68%
54.00 - 59.99	3,819	4.30%	599,211,228	4.04%
60.00 - 65.99	665	0.75%	118,614,856	0.80%
66.00 - 71.99	48	0.05%	9,126,203	0.06%
72.00 and Above	675	0.76%	122,742,213	0.83%
Total	88,780	100.00%	14,827,470,168	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	32,185	36.25%	1,791,246,982	12.08%
100,000 - 149,999	16,971	19.12%	2,110,290,786	14.23%
150,000 - 199,999	13,271	14.95%	2,304,910,557	15.54%
200,000 - 249,999	9,165	10.32%	2,049,098,197	13.82%
250,000 - 299,999	6,244	7.03%	1,705,334,937	11.50%
300,000 - 349,999	3,777	4.25%	1,222,065,344	8.24%
350,000 - 399,999	2,432	2.74%	907,080,577	6.12%
400,000 - 449,999	1,417	1.60%	599,742,618	4.04%
450,000 - 499,999	1,021	1.15%	483,459,927	3.26%
500,000 - 549,999	625	0.70%	327,442,050	2.21%
550,000 - 599,999	396	0.45%	226,193,377	1.53%
600,000 - 649,999	290	0.33%	181,107,567	1.22%
650,000 - 699,999	188	0.21%	126,568,800	0.85%
700,000 - 749,999	136	0.15%	98,402,034	0.66%
750,000 - 799,999	113	0.13%	87,467,917	0.59%
800,000 - 849,999	110	0.12%	90,843,215	0.61%
850,000 - 899,999	75	0.08%	65,359,859	0.44%
900,000 - 949,999	61	0.07%	56,424,972	0.38%
950,000 - 999,999	46	0.05%	44,869,502	0.30%
1,000,000 or Greater	257	0.29%	349,560,950	2.36%
Total	88,780	100.00%	14,827,470,168	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	9,550	10.76%	1,422,955,466	9.60%
Single Family	77,955	87.81%	13,181,177,634	88.90%
Multi Family	1,084	1.22%	195,060,241	1.32%
Other	191	0.22%	28,276,828	0.19%
Total	88,780	100.00%	14,827,470,168	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2015
Distribution Date:	8/14/2015

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	71,767,235	56,117,656	69,290,693	103,428,025	97,577,740	132,445,783	170,414,799	195,678,074	297,192,362	366,438,505	185,629,220	66,738,068	30,723,598	1,254,101	1,844,695,858	12.44%
Alberta	Current and Less Than 30 Days Past Due	71,665,528	56,117,656	69,162,879	103,428,025	97,577,740	132,445,783	170,276,435	194,981,212	297,102,139	365,840,751	184,844,157	66,738,068	30,723,598	1,254,101	1,842,158,071	99.86%
Alberta	30 to 59 Days Past Due	101,707	-	127,814	-	-	-	-	599,491	90,223	435,733	785,063	-	-	-	2,140,031	0.12%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	138,365	97,371	-	162,021	-	-	-	-	397,757	0.02%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	127,197,776	91,441,708	106,104,702	136,626,005	162,346,101	174,626,473	215,026,192	249,880,334	281,077,462	346,161,701	408,712,666	183,194,177	92,017,696	4,522,977	2,578,935,970	17.39%
	Current and Less Than 30 Days Past Due	127,018,950	91,317,937	105,055,275	136,448,444	162,222,541	174,626,473	213,178,488	248,804,157	280,325,197	345,680,190	407,987,698	183,194,177	91,628,823	4,522,977	2,572,011,325	99.73%
British Columbia	30 to 59 Days Past Due	-	123,772	1,049,427	177,561	123,560	-	1,847,704	1,076,178	-	-	442,898	-	388,874	-	5,229,973	0.20%
British Columbia	60 to 89 Days Past Due	178,826	-	-	-	-	-	-	-	752,265	481,512	282,070	-	-	-	1,694,673	0.07%
British Columbia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	5,978,326	4,944,682	6,429,918	8,476,041	12,368,412	12,867,773	20,872,942	23,819,533	25,686,720	40,870,391	51,910,535	44,979,236	20,862,351	2,657,517	282,724,376	1.91%
Manitoba	Current and Less Than 30 Days Past Due	5,978,326	4,944,682	6,429,918	8,476,041	12,368,412	12,867,773	20,872,942	23,819,533	25,686,720	40,870,391	51,910,535	44,979,236	20,730,024	2,657,517	282,592,049	99.95%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	132,327	-	132,327	0.05%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	7,054,649	4,655,805	6,452,366	8,913,844	8,935,036	12,160,560	16,356,839	17,812,201	30,705,083	45,401,852	31,418,281	4,485,698	4,566,541	-	198,918,756	1.34%
New Brunswick	Current and Less Than 30 Days Past Due	7,054,649	4,655,805	6,452,366	8,913,844	8,935,036	12,160,560	16,356,839	17,812,201	30,560,810	45,128,095	31,418,281	4,485,698	4,566,541	-	198,500,725	99.79%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	144,273	191,282	-	-	-	-	335,555	0.17%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	82,475	-	-	-	-	82,475	0.04%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,827,532	4,387,114	7,950,245	6,729,611	10,969,991	14,648,042	23,109,448	26,064,582	35,322,456	44,303,934	51,538,287	6,378,000	5,753,607	-	243,982,849	1.65%
Newfoundland	Current and Less Than 30 Days Past Due	6,827,532	4,387,114	7,950,245	6,729,611	10,969,991	14,648,042	23,109,448	26,064,582	35,322,456	44,303,934	51,392,612	6,378,000	5,753,607	-	243,837,173	99.94%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	145,675	-	-	-	145,675	0.06%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	221,162	187,515	209,291	431,969	110,012	327,796	458,600	-	-	311,974	-	-	387,481	-	2,645,800	0.02%
North West Territories	Current and Less Than 30 Days Past Due	221,162	187,515	209,291	431,969	110,012	327,796	458,600	-	-	311,974	-	-	387,481	-	2,645,800	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	15,521,638	9,784,212	13,029,513	15,369,075	18,318,360	26,921,466	30,057,369	38,767,119	47,377,419	65,074,527	52,253,282	15,609,135	7,727,256	388,662	356,199,032	2.40%
Nova Scotia	Current and Less Than 30 Days Past Due	15,521,638	9,784,212	13,029,513	15,290,566	18,318,360	26,921,466	30,057,369	38,767,119	47,377,419	64,989,923	52,208,963	15,609,135	7,727,256	388,662	355,991,601	99.94%
Nova Scotia	30 to 59 Days Past Due	-	-	-	78,509	-	-	-	-	-	84,604	-	-	-	-	163,113	0.05%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	44,319	-	-	-	44,319	0.01%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	342,370,263	237,835,016	315,143,486	381,940,492	466,196,621	562,743,228	716,603,030	961,461,776	1,169,335,099	1,154,268,445	666,157,235	432,904,955	170,260,138	3,669,504	7,580,889,289	51.13%
Ontario	Current and Less Than 30 Days Past Due	341,882,505	237,835,016	315,007,822	381,673,937	466,196,621	562,387,327	716,487,950	960,955,062	1,167,533,463	1,152,830,641	665,369,654	432,661,453	170,260,138	3,669,504	7,574,751,093	99.92%
Ontario	30 to 59 Days Past Due	487,758	-	135,664	266,556	-	355,901	115,080	152,449	1,801,637	1,267,931	184,534	243,502	-	-	5,011,012	0.07%
Ontario	60 to 89 Days Past Due	-	-	-	-	-	-	-	354,264	-	169,873	603,047	-	-	-	1,127,185	0.01%
Ontario	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	1,431,190	1,148,322	2,242,006	2,545,976	1,991,085	3,070,239	3,390,004	4,538,204	6,870,085	9,487,160	12,527,295	3,387,003	633,398	-	53,261,968	0.36%
Prince Edward Island	Current and Less Than 30 Days Past Due	1,431,190	1,148,322	2,242,006	2,545,976	1,991,085	3,070,239	3,390,004	4,538,204	6,795,681	9,487,160	12,527,295	3,387,003	633,398	-	53,187,564	99.86%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	74,404	-	-	-	-	-	74,404	0.14%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	49,847,735	35,229,711	48,362,328	62,305,036	69,979,453	80,283,168	87,616,365	107,998,051	125,245,374	150,884,656	202,736,804	160,245,593	66,731,527	2,665,328	1,250,131,130	8.43%
Quebec	Current and Less Than 30 Days Past Due	49,651,204	35,229,711	48,362,328	62,305,036	69,979,453	80,283,168	87,616,365	107,998,051	125,245,374	150,580,097	202,430,614	160,027,842	66,398,184	2,665,328	1,248,772,756	99.89%
Quebec	30 to 59 Days Past Due	196,531	-	-	-	-	-	-	-	-	-	306,190	217,752	190,527	-	911,000	0.07%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	304,559	-	-	142,815	-	447,374	0.04%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	10,824,161	7,341,099	11,783,805	15,815,346	17,967,749	19,992,307	29,341,083	32,946,339	46,278,784	71,245,416	88,051,762	30,913,385	8,097,188	-	390,598,422	2.63%
Saskatchewan	Current and Less Than 30 Days Past Due	10,824,161	7,341,099	11,783,805	15,815,346	17,967,749	19,992,307	29,341,083	32,946,339	46,180,248	71,245,416	88,051,762	30,913,385	7,892,037	-	390,294,735	99.92%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	98,537	-	-	-	205,151	-	303,687	0.08%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	992,396	765,882	1,470,488	1,355,705	2,449,493	2,459,426	2,435,596	4,976,771	5,634,374	8,608,980	9,085,774	3,107,416	1,144,417	-	44,486,717	0.30%
Yukon	Current and Less Than 30 Days Past Due	992,396	765,882	1,470,488	1,355,705	2,449,493	2,459,426	2,435,596	4,976,771	5,634,374	8,608,980	9,085,774	3,107,416	1,144,417	-	44,486,717	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	640,034,062	453,838,722	588,468,840	743,937,124	869,210,054	1,042,546,262	1,315,682,268	1,663,942,985	2,070,725,219	2,303,057,541	1,760,021,140	951,942,666	408,905,197	15,158,088	14,827,470,168	100.00%
	Current and Less Than 30 Days Past Due	639,069,240	453,714,951	587,155,935	743,414,499	869,086,494	1,042,190,360	1,313,581,119	1,661,663,231	2,067,763,881	2,299,877,552	1,757,227,343	951,481,412	407,845,503	15,158,088	14,809,229,608	99.88%
	30 to 59 Days Past Due	785,996	123,772	1,312,905	522,625	123,560	355,901	1,962,784	1,828,118	2,209,074	1,979,550	1,864,361	461,254	916,879	-	14,446,778	0.10%
	60 to 89 Days Past Due	178,826	-	-	-	-	-	138,365	451,635	752,265	1,200,439	929,436	-	142,815	-	3,793,782	0.03%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	7/30/2015
Distribution Date:	8/14/2015

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	9,065,851	8,916,613	10,590,583	13,095,590	15,650,590	18,090,355	23,019,864	29,175,597	34,975,150	36,140,278	28,506,028	20,594,125	4,612,593	227,092	252,660,311	1.70%
<=599	5,206,598	5,993,327	5,120,117	6,944,017	9,774,611	10,460,235	19,827,569	23,345,543	38,397,025	51,824,139	44,168,602	21,047,819	13,326,846	-	255,436,448	1.72%
600-650	8,622,925	6,827,602	9,537,614	15,061,905	18,682,111	18,701,033	34,112,297	50,409,055	78,834,674	98,656,804	85,771,192	41,399,924	16,996,283	785,583	484,399,002	3.27%
651-700	22,806,470	21,987,486	30,663,399	42,541,859	45,436,252	53,889,750	87,695,703	118,744,879	171,752,227	210,619,705	172,859,129	107,915,977	47,741,242	743,688	1,135,397,766	7.66%
701-750	54,151,097	39,858,996	60,776,065	73,910,922	95,825,312	112,814,749	147,880,554	215,565,806	298,157,274	335,680,751	251,698,516	151,190,541	64,355,499	2,453,922	1,904,320,003	12.84%
751-800	80,147,037	59,314,666	81,875,377	112,136,678	134,042,415	171,180,292	223,111,759	295,153,897	393,142,159	448,152,265	343,809,542	185,501,857	83,167,343	4,175,129	2,614,910,416	17.64%
>800	460,034,084	310,940,033	389,905,684	480,246,153	549,798,763	657,409,848	780,034,521	931,548,208	1,055,466,710	1,121,983,598	833,208,130	424,292,421	178,705,393	6,772,674	8,180,346,221	55.17%
Total	640,034,062	453,838,722	588,468,840	743,937,124	869,210,054	1,042,546,262	1,315,682,268	1,663,942,985	2,070,725,219	2,303,057,541	1,760,021,140	951,942,666	408,905,197	15,158,088	14,827,470,168	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.
(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.